SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF ENTITIES

The Company’s consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Dogness (International) Corporation (“Dogness” or the “Company”)	July 11, 2016	BVI	Parent, 100%	Holding Company
Dogness (Hongkong) Pet’s Products Co., Limited (“HK Dogness”)	March 10, 2009	Hong Kong	100%	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”)	July 12, 2007	Hong Kong	100%	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”)	October 26, 2016	Dongguan, China	100%	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”)	May 15, 2009	Dongguan, China	100%	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”)	July 9,2009	Zhangzhou, China	100%	Manufacturing of pet leash products
Dogness Overseas Ltd (“Dogness Overseas”)	February 8, 2018	BVI	100%	Holding Company
Dogness Group LLC (“Dogness Group”)	January 23, 2018	Delaware, United States	100%	Pet products trading
Dogness Pet Culture (Dongguan) Co. Ltd. (“Dogness Culture”) *	December 14, 2018	Dongguan, China	51.2%	Developing and expanding pet food market

*	On July 19, 2023, the Board approved the liquidation, dissolution, and termination of Dogness Culture following the signing of a termination agreement among Dogness Culture’s shareholders on May 8, 2023. As of the date of this report, Dogness Culture is in the process of being liquidated. Dogness Culture had completed deregistration with the PRC tax authority; however, deregistration with the PRC business administration department is still pending

SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE
Useful life
Buildings	10-50 years
Leasehold improvement	Lesser of useful life or lease term
Machinery and equipment	5-10 years
Automobiles	5 years
Office equipment and furniture	5 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	June 30, 2025	June 30, 2024	June 30, 2023
Year-end spot rate	$1=RMB 7.1636	$1=RMB7.2672	$1=RMB7.2513
Average rate	$1=RMB 7.2143	$1=RMB7.2248	$1=RMB6.9536